                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 1999

                 Check here if Amendment [ ]; Amendment Number:
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:       Reliance Insurance Company
              Address:    55 East 52nd Street
                          New York, NY 10055
              Form 13F File Number: 28-160

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert M. Steinberg
Title:   Chairman of the Board and Chief Executive Officer
Phone:   212-909-1100

Signature, Place, and Date of Signing:                 /s/ Robert M. Steinberg

                                                       New York, New York
                                                       July 28, 1999

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
--------------------                ----

28-161                              Reliance Financial Services Corporation